FEDERAL AND STATE INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
FEDERAL AND STATE INCOME TAXES

NOTE 8 FEDERAL AND STATE INCOME TAXES

The provision (benefit) for income taxes at December 31, 2018, and December 31, 2017 consisted of:

	December 31, 2018	December 31, 2017
State income tax:
Current, net of refund	$12,391	$1,670
Federal income tax:
Deferred	23,141	(47,327)
Current	230,848	448,220
Total	$266,380	$402,563

The reconciliation of income taxes shown in the financial statements and amounts computed by applying the Federal expected tax rate of 21% for fiscal year 2018 and 34% for fiscal year 2017 is as follows:

	December 31, 2018	December 31, 2017

Income before tax	$1,176,950	$1,307,520
Computed expected tax	$247,160	$444,557
State income and franchise tax	12,391	1,670
Reduction in deferred tax from change in tax rate	—	(13,420)
Other	6,829	(30,244)
Provision for taxes	$266,380	$402,563

The components of deferred tax assets/(liabilities) at December 31, 2018, and December 31, 2017, respectively, are as follows:

	December 31, 2018	December 31, 2017

Deferred compensation cost	$79,632	$33,987
Depreciation and amortization	(79,640)	(69,550)
Allowance for bad debts and other	1,474	13,888
Deferred tax asset/(liabilities)	$1,466	$(21,675)

New Tax Legislation

On December 22, 2017, the President of the United States (“U.S.”) signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant change in U.S tax law including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax.  The legislation reduced the highest U.S corporate tax rate from the current rate of 35% to 21%, effective January 1, 2018.  As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate.  This revaluation resulted in an additional benefit of $13,420 included in income tax expense and corresponding reduction in the net deferred tax liabilities at December 31, 2107.  The other provisions of the Tax Cuts and Jobs Act did not have a material impact on the 2017 financial statements.